Right-of-use Asset and Lease Liability	12 Months Ended
Feb. 28, 2026
Right-of-use Asset And Lease Liability
Right-of-use Asset and Lease Liability

Note 10 – Right-of-use Asset and Lease Liability

The Company has entered into lease agreements with various third parties. The terms of operating leases typically range from one to two years. These operating leases are included in “Right-of-use Asset” on the Company’s Condensed Consolidated Balance Sheet and represent the Company’s right to use the underlying asset for the lease term. The Company’s obligation to make lease payments is included in “Lease liability” on the Company’s Condensed Consolidated Balance Sheet. Additionally, the Company has entered into various short-term operating leases with an initial term of twelve months or less. These leases are not recorded on the Company’s Consolidated balance sheet. All operating lease expense is recognized on a straight-line basis over the lease term in the year ended February 28, 2026.

Information related to the Company’s right-of-use assets and related lease liabilities were as follows:

	February 28, 2026	February 28, 2025
Right-of-use asset
Right-of-use asset, net	$19,201	$126,581

Lease Liability
Current lease liability	$10,604	$116,808
Non-current lease liability	—	9,986
Total lease liability	$10,604	$126,794

Remaining lease term and discount rate	February 28, 2026
Weighted-average remaining lease term	2 months
Weighted-average discount rate	4.75%

Commitments

The following table summarizes the future minimum lease payments due under the Company’s operating leases as of February 28, 2026:

2026	$10,645
Less: imputed interest	(41)
$10,604

The following summarizes cash flow information related to leases for the year ended February 28, 2026:

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from leases	$81,910